Financial Instruments (Details) - Schedule of Fianancial Instrument Increase (Decrease) of Net Loss - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
USD [Member]
Financial Instruments (Details) - Schedule of Fianancial Instrument Increase (Decrease) of Net Loss [Line Items]
Change in foreign exchange rate	5.00%
Increase (decrease) of net loss and deficit	$ 592,954	$ (828,626)
EUR [Member]
Financial Instruments (Details) - Schedule of Fianancial Instrument Increase (Decrease) of Net Loss [Line Items]
Increase (decrease) of net loss and deficit	(10,296)	(6,033)
NIS [Member]
Financial Instruments (Details) - Schedule of Fianancial Instrument Increase (Decrease) of Net Loss [Line Items]
Increase (decrease) of net loss and deficit	$ 171,980	$ 167,434